Vanguard FTSE Europe ETF
Vanguard FTSE Pacific ETF
Vanguard FTSE Emerging Markets ETF
Supplement to the Prospectus and Summary Prospectuses Dated February 27, 2024
As approved by the Funds’ Board of Trustees, Vanguard FTSE Europe ETF, FTSE Pacific ETF, and FTSE Emerging Markets ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:
Prospectus and Summary Prospectus Text Changes for Vanguard FTSE Europe ETF
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.05%
12b-1 Distribution Fee	None
Other Expenses	0.01%
Total Annual Fund Operating Expenses[1]	0.06%
1
The expense information shown in the table has been restated to reflect current fees.
Example
The following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$6	$19	$34	$77

This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Prospectus and Summary Prospectus Text Changes for Vanguard FTSE Pacific ETF
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.05%
12b-1 Distribution Fee	None
Other Expenses	0.02%
Total Annual Fund Operating Expenses[1]	0.07%
1
The expense information shown in the table has been restated to reflect current fees.
Example
The following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$7	$23	$40	$90
This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.

Prospectus and Summary Prospectus Text Changes for Vanguard FTSE Emerging Markets ETF
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.04%
12b-1 Distribution Fee	None
Other Expenses	0.03%
Total Annual Fund Operating Expenses[1]	0.07%
1
The expense information shown in the table has been restated to reflect current fees.
Example
The following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$7	$23	$40	$90
This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.

© 2025 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS 963A 022025

Vanguard European Stock Index Fund
Vanguard Pacific Stock Index Fund
Vanguard Emerging Markets Stock Index Fund
Supplement to the Prospectus and Summary Prospectuses Dated February 27, 2024
As approved by the Funds’ Board of Trustees, Vanguard European Stock Index Fund, Vanguard Pacific Stock Index Fund, and Vanguard Emerging Markets Stock Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expense examples for each Fund are hereby deleted and replaced with the following:
Prospectus and Summary Prospectus Text Changes for Vanguard European Stock Index Fund
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
	Institutional Shares	Institutional Plus Shares
Management Fees	0.05%	0.04%
12b-1 Distribution Fee	None	None
Other Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses[1]	0.06%	0.05%
1
The expense information shown in the table has been restated to reflect current fees.
Examples
The following examples are intended to help you compare the cost of investing in the Fund’s Institutional Shares or Institutional Plus Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. These examples assume that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$6	$19	$34	$77
Institutional Plus Shares	$5	$16	$28	$64
Prospectus and Summary Prospectus Text Changes for Vanguard Pacific Stock Index Fund
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.05%
12b-1 Distribution Fee	None
Other Expenses	0.02%
Total Annual Fund Operating Expenses[1]	0.07%
1
The expense information shown in the table has been restated to reflect current fees.
Example
The following example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$7	$23	$40	$90

Prospectus and Summary Prospectus Text Changes for Vanguard Emerging Markets Stock Index Fund
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
	Institutional Shares	Institutional Plus Shares
Management Fees	0.06%	0.04%
12b-1 Distribution Fee	None	None
Other Expenses	0.03%	0.03%
Total Annual Fund Operating Expenses[1]	0.09%	0.07%
1
The expense information shown in the table has been restated to reflect current fees.
Examples
The following examples are intended to help you compare the cost of investing in the Fund’s Institutional Shares or Institutional Plus Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. These examples assume that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$9	$29	$51	$115
Institutional Plus Shares	$7	$23	$40	$90

© 2025 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PSI 235A 022025

Vanguard European Stock Index Fund
Vanguard Pacific Stock Index Fund
Vanguard Emerging Markets Stock Index Fund
Supplement to the Prospectus and Summary Prospectuses Dated February 27, 2024
As approved by the Funds’ Board of Trustees, Vanguard European Stock Index Fund, Vanguard Pacific Stock Index Fund, and Vanguard Emerging Markets Stock Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expense examples for each Fund are hereby deleted and replaced with the following:
Prospectus and Summary Prospectus Text Changes for Vanguard European Stock Index Fund
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.07%
12b-1 Distribution Fee	None
Other Expenses	0.01%
Total Annual Fund Operating Expenses[1]	0.08%
1
The expense information shown in the table has been restated to reflect current fees.
Example
The following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$8	$26	$45	$103
Prospectus and Summary Prospectus Text Changes for Vanguard Pacific Stock Index Fund
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.08%
12b-1 Distribution Fee	None
Other Expenses	0.01%
Total Annual Fund Operating Expenses[1]	0.09%
1
The expense information shown in the table has been restated to reflect current fees.
Example
The following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$9	$29	$51	$115

Prospectus and Summary Prospectus Text Changes for Vanguard Vanguard Emerging Markets Stock Index Fund
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.10%
12b-1 Distribution Fee	None
Other Expenses	0.03%
Total Annual Fund Operating Expenses[1]	0.13%
1
The expense information shown in the table has been restated to reflect current fees.
Example
The following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$13	$42	$73	$166

© 2025 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS 572A 022025

Vanguard FTSE All-World ex-US ETF
Supplement to the Prospectus and Summary Prospectus Dated February 27, 2024
As approved by the Fund’s Board of Trustees, Vanguard FTSE All-World ex-US ETF (the Fund) has reduced its expense ratio. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for the Fund are hereby deleted and replaced with the following:
Prospectus and Summary Prospectus Text Changes for Vanguard FTSE All-World ex-US ETF
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.02%
12b-1 Distribution Fee	None
Other Expenses	0.02%
Total Annual Fund Operating Expenses[1]	0.04%
1
The expense information shown in the table has been restated to reflect current fees.
Example
The following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$4	$13	$23	$51

© 2025 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS 991A 022025

Vanguard FTSE All-World ex-US Index Fund
Supplement to the Prospectus and Summary Prospectus Dated February 27, 2024
As approved by the Fund’s Board of Trustees, Vanguard FTSE All-World ex-US Index Fund (the Fund) has reduced its expense ratio. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for the Fund are hereby deleted and replaced with the following:
Prospectus and Summary Prospectus Text Changes for Vanguard FTSE All-World ex-US Index Fund
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.06%
12b-1 Distribution Fee	None
Other Expenses	0.02%
Total Annual Fund Operating Expenses[1]	0.08%
1
The expense information shown in the table has been restated to reflect current fees.
Example
The following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$8	$26	$45	$103

© 2025 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS 770A 022025

Vanguard FTSE All-World ex-US Index Fund
Supplement to the Prospectus and Summary Prospectus Dated February 27, 2024
As approved by the Fund’s Board of Trustees, Vanguard FTSE All-World ex-US Index Fund (the Fund) has reduced its expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for the Fund are hereby deleted and replaced with the following:
Prospectus and Summary Prospectus Text Changes for Vanguard FTSE All-World ex-US Index Fund
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
	Institutional Shares	Institutional Plus Shares
Management Fees	0.04%	0.02%
12b-1 Distribution Fee	None	None
Other Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses[1]	0.05%	0.03%
1
The expense information shown in the table has been restated to reflect current fees.
Examples
The following examples are intended to help you compare the cost of investing in the Fund’s Institutional Shares or Institutional Plus Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. These examples assume that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$5	$16	$28	$64
Institutional Plus Shares	$3	$10	$17	$39

© 2025 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PSI 881A 022025

Vanguard Total World Stock ETF
Supplement to the Prospectus and Summary Prospectus Dated February 27, 2024
As approved by the Fund’s Board of Trustees, Vanguard Total World Stock ETF (the Fund) has reduced its expense ratio. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for the Fund are hereby deleted and replaced with the following:
Prospectus and Summary Prospectus Text Changes for Vanguard Total World Stock ETF
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.05%
12b-1 Distribution Fee	None
Other Expenses	0.01%
Total Annual Fund Operating Expenses[1]	0.06%
1
The expense information shown in the table has been restated to reflect current fees.
Example
The following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$6	$19	$34	$77
This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.

© 2025 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS 3141A 022025

Vanguard Total World Stock Index Fund
Supplement to the Prospectus and Summary Prospectus Dated February 27, 2024
As approved by the Fund’s Board of Trustees, Vanguard Total World Stock Index Fund (the Fund) has reduced its expense ratio. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for the Fund are hereby deleted and replaced with the following:
Prospectus and Summary Prospectus Text Changes for Vanguard Total World Stock Index Fund
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.08%
12b-1 Distribution Fee	None
Other Expenses	0.01%
Total Annual Fund Operating Expenses[1]	0.09%
1
The expense information shown in the table has been restated to reflect current fees.
Example
The following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$9	$29	$51	$115

© 2025 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS 5028A 022025

Vanguard Total World Stock Index Fund
Supplement to the Prospectus and Summary Prospectus Dated February 27, 2024
As approved by the Fund’s Board of Trustees, Vanguard Total World Stock Index Fund (the Fund) has reduced its expense ratio. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for the Fund are hereby deleted and replaced with the following:
Prospectus and Summary Prospectus Text Changes for Vanguard Total World Stock Index Fund
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.06%
12b-1 Distribution Fee	None
Other Expenses	0.01%
Total Annual Fund Operating Expenses[1]	0.07%
1
The expense information shown in the table has been restated to reflect current fees.
Example
The following example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$7	$23	$40	$90

© 2025 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PSI 826A 022025

Vanguard FTSE All-World ex-US Small-Cap Index Fund
Supplement to the Prospectus and Summary Prospectus Dated February 27, 2024
As approved by the Fund’s Board of Trustees, Vanguard FTSE All-World ex-US Small-Cap Index Fund (the Fund) has reduced its expense ratio. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for the Fund are hereby deleted and replaced with the following:
Prospectus and Summary Prospectus Text Changes for Vanguard FTSE All-World ex-US Small-Cap Index Fund
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.09%
12b-1 Distribution Fee	None
Other Expenses	0.01%
Total Annual Fund Operating Expenses[1]	0.10%
1
The expense information shown in the table has been restated to reflect current fees.
Example
The following example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$10	$32	$56	$128

© 2025 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PSI 884A 022025